Net fee and commission income	6 Months Ended
Jun. 30, 2026
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from
Contracts with Customers.

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.26	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	610	229	14	165	1,205	115	2,338
Advisory	—	—	174	452	—	—	626
Brokerage and execution	95	—	91	1,095	—	—	1,281
Underwriting and syndication	18	58	—	1,451	62	—	1,589
Other	2	—	—	—	—	8	10
Total revenue from contracts with customers	725	287	279	3,163	1,267	123	5,844
Other non-contract fee income	—	14	—	87	—	—	101
Fee and commission income	725	301	279	3,250	1,267	123	5,945
Fee and commission expense	(241)	(43)	(21)	(734)	(921)	(26)	(1,986)
Net fee and commission income	484	258	258	2,516	346	97	3,959

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	608	229	15	171	1,333	140	2,496
Advisory	—	—	166	282	—	—	448
Brokerage and execution	100	—	79	979	—	—	1,158
Underwriting and syndication	18	51	—	1,391	—	—	1,460
Other	6	—	—	—	—	9	15
Total revenue from contracts with customers	732	280	260	2,823	1,333	149	5,577
Other non-contract fee income	—	14	—	65	—	—	79
Fee and commission income	732	294	260	2,888	1,333	149	5,656
Fee and commission expense	(242)	(46)	(18)	(675)	(959)	(32)	(1,972)
Net fee and commission income	490	248	242	2,213	374	117	3,684
Fee types
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees.
These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.